As filed with the Securities and Exchange Commission on November 26, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21279

The Merger Fund VL
(Exact name of registrant as specified in charter)

100 Summit Lake Drive
Valhalla, New York  10595
(Address of principal executive offices) (Zip code)

Bonnie L. Smith
100 Summit Lake Drive
Valhalla, New York  10595
(Name and address of agent for service)

Registrant's telephone number, including area code: 914-741-5600

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2008

Item 1. Schedule of Investments.

The Merger Fund VL
Schedule of Investments
September 30, 2008
(Unaudited)

Shares		Value
COMMON STOCKS - 103.81%
	AEROSPACE & DEFENSE - 5.55%
3,436	DRS Technologies, Inc. (e)	$263,713
	AGRICULTURAL PRODUCTS - 2.82%
4,150	Corn Products International, Inc. (b)	133,962
	BIOTECHNOLOGY - 9.72%
2,530	Genentech, Inc. (a)(c)	224,360
3,800	ImClone Systems Incorporated (a)(d)	237,272
		461,632
	BREWERS - 10.38%
7,600	Anheuser-Busch Companies, Inc. (f)	493,088
	BROADCASTING (except Internet) - 0.31%
1,100	CC Media Holdings, Inc. (a)(d)	14,960
	COAL & CONSUMABLE FUELS - 0.97%
6,100	PBS Coals Limited (a)(b)	45,854
	COMMUNICATIONS EQUIPMENT - 2.57%
7,650	3Com Corporation (a)	17,825
5,100	Foundry Networks, Inc. (a)	92,871
18,900	Nextwave Wireless Inc. (a)(d)	11,340
		122,036
	COMPUTER HARDWARE - 2.96%
4,240	Diebold, Incorporated (f)	140,386
	COMPUTER STORAGE & PERIPHERALS - 0.70%
1,700	SanDisk Corporation (a)(f)	33,235
	DIVERSIFIED CHEMICALS - 7.44%
10,800	Hercules Incorporated (d)	213,732
11,100	Huntsman Corporation (b)	139,860
		353,592
	DIVERSIFIED METALS & MINING - 2.45%
1,400	Fording Canadian Coal Trust (a)(e)	116,200
	DRUG RETAIL - 1.43%
900	Longs Drug Stores Corporation (c)	68,076
	ENVIRONMENTAL & FACILITIES SERVICES - 1.78%
7,600	Allied Waste Industries, Inc. (a)	84,436
	HOME ENTERTAINMENT SOFTWARE - 2.54%
7,370	Take-Two Interactive Software, Inc. (a)(c)	120,868
	INSURANCE BROKERS - 2.17%
2,200	Hilb Rogal and Hobbs Company (b)	102,828
	INTEGRATED OIL & GAS - 2.57%
9,600	Origin Energy Limited (e)	122,217
	INTEGRATED TELECOMMUNICATION SERVICES - 8.06%
11,100	BCE Inc. (f)	382,777
	INVESTMENT BANKING & BROKERAGE - 0.16%
300	Merrill Lynch & Co., Inc.	7,590
	LIFE & HEALTH INSURANCE - 5.82%
5,600	Nationwide Financial Services, Inc. (e)	276,248
	MULTI-UTILITIES - 4.68%
8,319	Puget Energy, Inc. (d)	222,117
	OIL & GAS DRILLING - 2.93%
17,900	Grey Wolf, Inc. (a)(b)	139,262
	OIL & GAS EXPLORATION & PRODUCTION - 2.35%
1,700	EnCana Corporation	111,741
	PACKAGED FOODS & MEATS - 0.17%
100	Wm. Wrigley Jr. Company (d)	7,940
	PHARMACEUTICALS - 8.22%
2,800	Alpharma Inc. (a)(c)	103,292
4,400	Barr Pharmaceuticals Inc. (a)(e)	287,320
		390,612
	PROPERTY-CASUALTY INSURANCE - 3.45%
2,800	Philadelphia Consolidated Holding Corp. (a)(d)	163,996
	SEMICONDUCTORS - 1.00%
2,500	International Rectifier Corp. (a)	47,550
	SPECIALTY CHEMICALS - 7.11%
4,825	Rohm and Haas Company (e)	337,750
	TOBACCO - 3.50%
2,500	UST Inc. (d)	166,350
	TOTAL COMMON STOCKS (Cost $5,173,553)	4,931,016

CONVERTIBLE PREFERRED STOCKS - 0.42%
31	SLM Corporation Series C	20,098
	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $30,660)	20,098

EXCHANGE TRADED FUNDS - 0.90%
2,000	Eaton Vance Floating-Rate Income Trust	22,460
320	Energy Select Sector SPDR Fund	20,256
	TOTAL EXCHANGE TRADED FUNDS (Cost $50,133)	42,716

Contracts (100 shares per contract)
	PUT OPTIONS PURCHASED - 1.79%
	Energy Select Sector SPDR Fund
6	Expiration: October, 2008, Exercise Price: $70.00	4,152
17	Expiration: October, 2008, Exercise Price: $75.00	19,337
	Foundry Networks, Inc.
47	Expiration: December, 2008, Exercise Price: $15.00	3,055
	iShares Nasdaq Biotech
3	Expiration: December, 2008, Exercise Price: $90.00	2,955
	KBW Insurance
5	Expiration: December, 2008, Exercise Price: $45.00	4,700
	Materials Select Sector SPDR Trust
16	Expiration: December, 2008, Exercise Price: $42.00	14,640
	PowerShares Aerospace & Defense
6	Expiration: October, 2008, Exercise Price: $18.00	744
	SPDR Trust Series 1
8	Expiration: October, 2008, Exercise Price: $136.00	15,760
	Telecom HOLDRs Trust
12	Expiration: November, 2008, Exercise Price: $35.00	11,040
	US Natural Gas Fund
7	Expiration: October, 2008, Exercise Price: $45.00	8,330
	Utilities Select Sector SPDR
1	Expiration: October, 2008, Exercise Price: $37.00	420
	TOTAL PUT OPTIONS PURCHASED (Cost $61,442)	85,133

Principal
Amount
ESCROW NOTES - 0.17%
18,300	Price Communications Liquidating Trust (a)(h)	7,869
	TOTAL ESCROW NOTES (Cost $7,869)	7,869

SHORT-TERM INVESTMENTS - 0.01%
	Variable-Rate Demand Notes - 0.01%
305	U.S. Bank, 2.498% (g)	305
	TOTAL SHORT-TERM INVESTMENTS (Cost $305)	305
	Total Investments (Cost $5,323,962) (i) (j) - 107.10%	$5,087,137

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or a portion of the shares have been committed as collateral for open securities sold short.
(c)	All or a portion of the shares have been committed as collateral for written option contracts.
(d)	All or a portion of the shares have been committed as collateral for swap contracts.
(e)	All or a portion of the shares have been committed as collateral for the credit facility.
(f)	All or a portion of the shares have been committed as collateral for forward currency exchange contracts.
(g)	The coupon rate shown on variable rate securities represents the rate at September 30, 2008.
(h)	Fair-valued security.
(i)	The cost basis of investments for federal income tax purposes at September 30, 2008 was as follows*:

Cost of investments	$ 5,373,467
Gross unrealized appreciation	81,858
Gross unrealized depreciation	(368,188)
Net unrealized depreciation	$ (286,330)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the Fund's most recent semi-annual or annual report.

(j)	FAS 157 - Summary of Fair Value Exposure at September 30, 2008

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2008:

Description	Investments in Securities	Other Financial Instruments
Level 1 - Quoted prices	$ 5,058,121	$ 220,447
Level 2 - Other significant observable inputs	21,147	(49,759)
Level 3 - Significant unobservable inputs	7,869	-
Total	$ 5,087,137	$ 170,688

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as securities sold short, written options, forwards and swap contracts, which are valued at the unrealized appreciation  (depreciation) on the instrument.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Investments in Securities	Other Financial Instruments
Balance as of 12/31/07	$ 7,869	$ -
Accrued discounts / premiums	-	-
Realized gain (loss)	-	-
Change in unrealized appreciation (depreciation)	-	-
Net purchases (sales)	-	-
Transfers in and / or out of Level 3	-	-
Balance as of 9/30/08	$ 7,869	$ -

The Merger Fund VL
SCHEDULE OF SECURITIES SOLD SHORT
September 30, 2008
(Unaudited)

Shares		Value
1,001	Ashland Inc.	$29,269
258	Bank of America Corporation	9,030
461	Brocade Communications Systems, Inc.	2,683
1,650	Bunge Limited	104,247
2,251	Precision Drilling Trust	37,299
640	Republic Services, Inc.	19,187
1,306	SLM Corporation	16,116
662	Teck Cominco Limited	19,278
2,758	Teva Pharmaceutical Industries Ltd. - ADR	126,289
5,684	Thomson Reuters Corporation	154,351
1,359	Willis Group Holdings Limited	43,841
	Total Securities Sold Short (Proceeds $701,889)	$561,590

ADR - American Depository Receipt

The Merger Fund VL
SCHEDULE OF OPTIONS WRITTEN
September 30, 2008
(Unaudited)

Contracts (100 shares per contract)		Value
CALL OPTIONS
	Alpharma Inc.
28	Expiration: October, 2008, Exercise Price: $35.00	$6,720
	Diebold, Incorporated
6	Expiration: October, 2008, Exercise Price: $35.00	360
	Genentech, Inc.
2	Expiration: October, 2008, Exercise Price: $95.00	340
	ImClone Systems Incorporated
38	Expiration: October, 2008, Exercise Price: $65.00	5,700
	Longs Drug Stores Corporation
9	Expiration: October, 2008, Exercise Price: $75.00	1,237
	SanDisk Corporation
13	Expiration: October, 2008, Exercise Price: $20.00	2,600
	Take-Two Interactive Software, Inc.
9	Expiration: October, 2008, Exercise Price: $17.50	585
	TOTAL CALL OPTIONS WRITTEN (Premiums received $31,488)	$17,542

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) as of a date within 90 days of the filing date of the report, as required by Rule 30a-3(b) under the 1940 Act and Rule 13a - 15(b) or 15d -15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Merger Fund VL

By (Signature and Title)    /s/ Frederick W. Green
Frederick W. Green, President

Date                11/18/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Frederick W. Green
Frederick W. Green, President

Date                11/18/08

By (Signature and Title)*  /s/ Bonnie L. Smith
Bonnie L. Smith, Treasurer

Date                11/21/08